Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Nov. 29, 2016
Document Effective Date	Dec. 01, 2016
Prospectus Date	Jun. 27, 2016
Eaton Vance Floating-Rate Fund | Advisers Class
Risk/Return:
Trading Symbol	EABLX
Eaton Vance Floating-Rate Fund | Class A
Risk/Return:
Trading Symbol	EVBLX
Eaton Vance Floating-Rate Fund | Class B
Risk/Return:
Trading Symbol	EBBLX
Eaton Vance Floating-Rate Fund | Class C
Risk/Return:
Trading Symbol	ECBLX
Eaton Vance Floating-Rate Fund | Class I
Risk/Return:
Trading Symbol	EIBLX
Eaton Vance Floating-Rate Fund | Class R6
Risk/Return:
Trading Symbol	ESBLX